STOCKHOLDERS' DEFICIT (Details Narrative)	1 Months Ended																	9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Nov. 30, 2017 USD ($) shares	Oct. 31, 2017 USD ($) shares	Sep. 30, 2017 USD ($) shares	Aug. 31, 2017 USD ($) shares	May 31, 2017 USD ($) shares	Apr. 30, 2017 USD ($) shares	Mar. 31, 2017 USD ($) shares	Feb. 28, 2017 USD ($) shares	Jan. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 16, 2016 Integer $ / shares shares	Oct. 31, 2016 USD ($) shares	Aug. 31, 2016 USD ($) shares	Jul. 31, 2016 USD ($) shares	Feb. 29, 2016 USD ($) shares	Jun. 19, 2014 Integer shares	Sep. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	May 10, 2018 shares	Apr. 30, 2018 shares	Jan. 26, 2018 shares	Jun. 25, 2014 shares
Preferred Stock, Par Value | $ / shares
Preferred Stock, Shares Designated, par value | $ / shares	$ 0.001										$ 0.001								$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	600,000										600,000							600,000	600,000	600,000
Preferred Stock, Shares Issued	80,000										80,000							80,000	80,000	80,000
Preferred Stock, Shares Outstanding	80,000										80,000							80,000	80,000	80,000
Common Stock, shares authorized	525,000,000										525,000,000							750,000,000	525,000,000	525,000,000	750,600,000	525,000,000
Common stock, par value per share | $ / shares	$ 0.001										$ 0.001							$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	2,440,863										1,818,045							2,532,863	2,440,863	1,818,045			1,000
Common Stock, shares outstanding	2,440,863										1,818,045							2,532,863	2,440,863	1,818,045
Capital Stock, shares authorized																		525,600,000
Common stock issued for services rendered, Amount | $																		$ 157,410	$ 431,328	$ 323,061
Sale of common stock, Amount | $																			940,000	100,000
Stock price per unit | $ / shares																		$ 1.00
Common stock subscriptions | $	$ 100,000										$ 100,000							$ 200,000	$ 100,000	$ 100,000
Warrant exercise price per share | $ / shares																		$ 100.00
Common Stock
Common stock issued for services rendered, Shares																		10,000	49,531	85,600
Common stock issued for services rendered, Amount | $																		$ 10	$ 49	$ 86
Common stock issued in connection with note payable extension, Shares																		1,000
Common stock issued in connection with note payable extension, Amount | $																		$ 1
Sale of common stock, Shares																		70,000	436,667	50,000
Sale of common stock, Amount | $																		$ 70	$ 437	$ 50
July 5, 2016 [Member]
Preferred Stock, Par Value | $ / shares	$ 0.001																		$ 0.001
Preferred Stock, Shares Authorized	600,000										80,000								600,000	80,000
Common Stock, shares authorized	525,000,000										200,000,000								525,000,000	200,000,000
Common stock, par value per share | $ / shares	$ 0.001										$ 0.001								$ 0.001	$ 0.001
Officers and Directors [Member]
Preferred Stock, Shares Issued												160,000												80,000
Directors [Member]
Preferred Stock Designated , Shares																	80,000
Number of votes | Integer																	1,000
Common Stock Two [Member]
Common stock issued for services rendered, Shares																		12,500
Common stock issued for services rendered, Amount | $																		$ 150,000
Sale of common stock, Shares																		12,500
Sale of common stock, Amount | $																		$ 150,000
Stock price per unit | $ / shares																		$ 12.00
Warrant term																		3 years
Warrant exercise price per share | $ / shares																		$ 100.00
Issuance of warrants																		5,000
Common Stock One [Member]
Common stock issued for services rendered, Shares									436,667		50,000							1,000,000
Common stock issued for services rendered, Amount | $									$ 940,000		$ 100,000
Sale of common stock, Shares																		57,500
Sale of common stock, Amount | $																		$ 1,150,000
Stock price per unit | $ / shares																		$ 2.00
Warrant term																		3 years
Warrant exercise price per share | $ / shares																		$ 100.00
Issuance of warrants																		5,000
Common Stock
Common stock issued for services rendered, Shares	8,000	500	500	5,500	5,000	7,500	16,750		3,500	2,281	4,000		600	31,500	37,000	12,500
Common stock issued for services rendered, Amount | $	$ 132,720	$ 4,450	$ 5,005	$ 47,245	$ 43,000	$ 102,750	$ 62,850		$ 25,830	$ 7,478	$ 11,900		$ 2,346	$ 182,725	$ 101,090	$ 25,000
Common Stock | Convertible Debt [Member]
Common stock issued for services rendered, Shares													8,000
Common stock issued for services rendered, Amount | $													$ 30,000
Common Stock | Accounts Payable [Member]
Common stock issued for services rendered, Shares															30,000
Common stock issued for services rendered, Amount | $															$ 80,433
Common Stock | Loan [Member]
Common stock issued for services rendered, Shares														3,000
Common stock issued for services rendered, Amount | $														$ 17,970
Common Stock | Promissory Notes Payable [Member]
Common stock issued for services rendered, Shares																		100,000
Common stock issued for services rendered, Amount | $																		$ 25,500
Common stock issued in connection with note payable extension, Shares																		1,000
Common stock issued in connection with note payable extension, Amount | $																		$ 12,000
Sale of common stock, Shares																		7,000,000
Sale of common stock, Amount | $																		$ 1,300,000
Common Stock | Convertible Notes Payable [Member]
Common stock issued for services rendered, Shares								136,620
Common stock issued for services rendered, Amount | $								$ 220,000
Series B Preferred Stock [Member]
Preferred Stock, Shares Issued	160,000										160,000							160,000	160,000	160,000
Preferred Stock, Shares Outstanding	160,000										160,000							160,000	160,000	160,000
Series B Preferred Stock [Member] | Directors [Member]
Preferred Stock, Shares Designated, par value | $ / shares												$ 160,000
Number of votes | Integer												2,000